UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSR/A

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

________

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2025

Date of reporting period: October 31, 2025

Explanatory Note: Subsequent to the Form N-CSR filing (on January 8th, 2026) and Form N-CEN filing (on January 13, 2026) for the MetLife Core Plus Fund (the “Fund”), the registrant identified an error in the Report of the Independent Registered Public Accounting Firm, which incorrectly disclosed a work office of Cleveland, Ohio for Cohen & Company, Ltd, the Fund's independent auditor. This filing intends to correct that error and appropriately identify the firm's office as Philadelphia, Pennsylvania. There are no other changes included in this supplemental filing.

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund III

MetLife Core Plus Fund

I Class Shares - LPCIX

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about I Class Shares of the MetLife Core Plus Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://investments.metlife.com/mutual-fund-documents/. You can also request this information by contacting us at 800-252-4993.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MetLife Core Plus Fund, I Class Shares	$46	0.45%

How did the Fund perform in the last year?

The Fund’s overweight to spread sectors and underweight allocation to US Treasuries were key drivers of relative outperformance over the year. Corporate spread sectors, particularly Industrials and Financials, delivered the largest contributions through effective security selection, while High Yield positions also added value. Within structured products, Agency Mortgage-Backed Securities (MBS) performed exceptionally well, supported by a favorable yield environment and declining interest rate volatility, which reduced hedging costs and improved the mortgage basis. The overweight to mortgages was based on their attractive value relative to short-dated corporates and their role as a volatility dampener should corporate spreads come under stress. Strong fund flows further supported demand for mortgages, with exposures concentrated in 5.0% and 5.5% coupons for yield carry and convexity, and 2.0% and 2.5% coupons delivering the strongest relative performance. Overweighting FNMA versus GNMA and underweighting 15-year FNMA also contributed positively, as lower coupons benefited from the improved yield curve backdrop. Sector positioning within Financials, especially in Banking and systemically important global banks, was a significant source of outperformance, aided by both core and subordinated structures. The Insurance sector, notably Property & Casualty, rebounded with new issues and higher beta names, while Life Insurance results were mixed and Health Insurance faced headwinds but showed resilience among leading names. In Consumer Non-cyclicals, higher beta Pharmaceutical exposures benefited from the credit rally, and Health Care outperformed due to overweight positions in defensive, operationally strong names. Avoiding certain Food & Beverage companies under M&A pressure further aided results. Communications saw mixed outcomes, with Media & Entertainment weakness offset by strength in Cable, Satellite, and Wireline, while Technology outperformed on AI-related momentum and government support for semiconductors. Cyclicals, particularly US Automotives, rebounded, and Energy saw modest gains from targeted independent exposures. Utilities were muted, with defensive positioning helping but missed opportunities in select names. Overall, disciplined sector positioning and security selection across key areas underpinned relative outperformance despite some sector-specific challenges. In the ABS market, spreads tightened over the period, but recent elevated supply levels weighed on excess returns, resulting in underperformance relative to short investment grade corporates. Within the allocation, SBA Loans delivered stronger results and helped offset weaker performance from more esoteric exposures such as equipment trusts. A focus on higher quality collateral in Autos and Credit Card ABS, along with an avoidance of subprime segments, proved advantageous given the relative weakness in subprime. However, persistent supply overhang kept overall asset performance in line with the broader market. In CMBS, spreads also tightened but lagged the outperformance seen in Agency Mortgages. The approach to new issuance remained selective, favoring newly underwritten deals with robust cash flow and resilience in a higher-for-longer macroeconomic environment, which contributed to strong performance in those positions.

How did the Fund perform during the last 10 years?

Total Return Based on $5,000,000 Investment

	MetLife Core Plus Fund, I Class Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*
Oct/15	$5,000,000	$5,000,000
Oct/16	$5,265,825	$5,218,525
Oct/17	$5,393,993	$5,265,611
Oct/18	$5,300,816	$5,157,485
Oct/19	$5,904,360	$5,751,077
Oct/20	$6,268,913	$6,106,914
Oct/21	$6,287,435	$6,077,723
Oct/22	$5,225,909	$5,124,584
Oct/23	$5,235,797	$5,142,825
Oct/24	$5,838,609	$5,685,201
Oct/25	$6,223,516	$6,035,360

The line graph represents historical performance of a hypothetical investment of $5,000,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 800-252-4993 for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
MetLife Core Plus Fund, I Class Shares	6.59%	-0.15%	2.21%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	6.16%	-0.24%	1.90%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$111,930,546	359	$35,116	198%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Real Estate	0.5%
Municipal Bonds	0.5%
Foreign Government Bond	0.8%
Consumer Discretionary	1.3%
Materials	1.6%
Consumer Staples	1.7%
Industrials	2.4%
Information Technology	2.9%
Energy	3.0%
Health Care	3.2%
Utilities	4.9%
Communication Services	4.9%
Asset-Backed Securities	9.3%
Financials	9.5%
U.S. Treasury Obligations	27.5%
Mortgage-Backed Securities	37.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
U.S. Treasury Notes, 3.50%, 10/15/2028	3.7%
U.S. Treasury Bonds, 4.75%, 5/15/2055	3.3%
U.S. Treasury Bonds, 4.88%, 8/15/2045	2.8%
U.S. Treasury Notes, 3.88%, 7/15/2028	2.6%
FNMA, 5.00%, 5/1/2055	2.3%
U.S. Treasury Notes, 3.63%, 10/31/2030	2.3%
U.S. Treasury Bonds, 3.00%, 2/15/2049	2.0%
U.S. Treasury Bonds, 3.13%, 5/15/2048	1.9%
U.S. Treasury Notes, 3.50%, 9/30/2027	1.7%
U.S. Treasury Notes, 3.38%, 9/15/2028	1.3%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

The Fund has selected Cohen & Co. to serve as the Fund's independent registered public accounting firm for the Fund's year ended October 31, 2025. The decision to select Cohen & Co. was recommended by the Fund's Audit Committee and was approved by the Fund's Board of Trustees on March 26, 2025.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  800-252-4993

  https://investments.metlife.com/mutual-fund-documents/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 800-252-4993 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

MetLife Core Plus Fund / I Class Shares - LPCIX

Annual Shareholder Report: October 31, 2025

LPCIX-AR-2025

The Advisors' Inner Circle Fund III

MetLife Core Plus Fund

R Class Shares - LPCYX

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about R Class Shares of the MetLife Core Plus Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://investments.metlife.com/mutual-fund-documents/. You can also request this information by contacting us at 800-252-4993.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MetLife Core Plus Fund, R Class Shares	$46	0.45%

How did the Fund perform in the last year?

The Fund’s overweight to spread sectors and underweight allocation to US Treasuries were key drivers of relative outperformance over the year. Corporate spread sectors, particularly Industrials and Financials, delivered the largest contributions through effective security selection, while High Yield positions also added value. Within structured products, Agency Mortgage-Backed Securities (MBS) performed exceptionally well, supported by a favorable yield environment and declining interest rate volatility, which reduced hedging costs and improved the mortgage basis. The overweight to mortgages was based on their attractive value relative to short-dated corporates and their role as a volatility dampener should corporate spreads come under stress. Strong fund flows further supported demand for mortgages, with exposures concentrated in 5.0% and 5.5% coupons for yield carry and convexity, and 2.0% and 2.5% coupons delivering the strongest relative performance. Overweighting FNMA versus GNMA and underweighting 15-year FNMA also contributed positively, as lower coupons benefited from the improved yield curve backdrop. Sector positioning within Financials, especially in Banking and systemically important global banks, was a significant source of outperformance, aided by both core and subordinated structures. The Insurance sector, notably Property & Casualty, rebounded with new issues and higher beta names, while Life Insurance results were mixed and Health Insurance faced headwinds but showed resilience among leading names. In Consumer Non-cyclicals, higher beta Pharmaceutical exposures benefited from the credit rally, and Health Care outperformed due to overweight positions in defensive, operationally strong names. Avoiding certain Food & Beverage companies under M&A pressure further aided results. Communications saw mixed outcomes, with Media & Entertainment weakness offset by strength in Cable, Satellite, and Wireline, while Technology outperformed on AI-related momentum and government support for semiconductors. Cyclicals, particularly US Automotives, rebounded, and Energy saw modest gains from targeted independent exposures. Utilities were muted, with defensive positioning helping but missed opportunities in select names. Overall, disciplined sector positioning and security selection across key areas underpinned relative outperformance despite some sector-specific challenges. In the ABS market, spreads tightened over the period, but recent elevated supply levels weighed on excess returns, resulting in underperformance relative to short investment grade corporates. Within the allocation, SBA Loans delivered stronger results and helped offset weaker performance from more esoteric exposures such as equipment trusts. A focus on higher quality collateral in Autos and Credit Card ABS, along with an avoidance of subprime segments, proved advantageous given the relative weakness in subprime. However, persistent supply overhang kept overall asset performance in line with the broader market. In CMBS, spreads also tightened but lagged the outperformance seen in Agency Mortgages. The approach to new issuance remained selective, favoring newly underwritten deals with robust cash flow and resilience in a higher-for-longer macroeconomic environment, which contributed to strong performance in those positions.

How did the Fund perform during the last 10 years?

Total Return Based on $5,000,000 Investment

	MetLife Core Plus Fund, R Class Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*
Oct/15	$5,000,000	$5,000,000
Oct/16	$5,265,484	$5,218,525
Oct/17	$5,377,625	$5,265,611
Oct/18	$5,279,193	$5,157,485
Oct/19	$5,651,579	$5,751,077
Oct/20	$5,773,256	$6,106,914
Oct/21	$5,815,998	$6,077,723
Oct/22	$4,829,658	$5,124,584
Oct/23	$4,756,458	$5,142,825
Oct/24	$5,157,223	$5,685,201
Oct/25	$5,288,332	$6,035,360

The line graph represents historical performance of a hypothetical investment of $5,000,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 800-252-4993 for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
MetLife Core Plus Fund, R Class Shares	2.54%	-1.74%	0.56%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	6.16%	-0.24%	1.90%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$111,930,546	359	$35,116	198%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Real Estate	0.5%
Municipal Bonds	0.5%
Foreign Government Bond	0.8%
Consumer Discretionary	1.3%
Materials	1.6%
Consumer Staples	1.7%
Industrials	2.4%
Information Technology	2.9%
Energy	3.0%
Health Care	3.2%
Utilities	4.9%
Communication Services	4.9%
Asset-Backed Securities	9.3%
Financials	9.5%
U.S. Treasury Obligations	27.5%
Mortgage-Backed Securities	37.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
U.S. Treasury Notes, 3.50%, 10/15/2028	3.7%
U.S. Treasury Bonds, 4.75%, 5/15/2055	3.3%
U.S. Treasury Bonds, 4.88%, 8/15/2045	2.8%
U.S. Treasury Notes, 3.88%, 7/15/2028	2.6%
FNMA, 5.00%, 5/1/2055	2.3%
U.S. Treasury Notes, 3.63%, 10/31/2030	2.3%
U.S. Treasury Bonds, 3.00%, 2/15/2049	2.0%
U.S. Treasury Bonds, 3.13%, 5/15/2048	1.9%
U.S. Treasury Notes, 3.50%, 9/30/2027	1.7%
U.S. Treasury Notes, 3.38%, 9/15/2028	1.3%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

The Fund has selected Cohen & Co. to serve as the Fund's independent registered public accounting firm for the Fund's year ended October 31, 2025. The decision to select Cohen & Co. was recommended by the Fund's Audit Committee and was approved by the Fund's Board of Trustees on March 26, 2025.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  800-252-4993

  https://investments.metlife.com/mutual-fund-documents/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 800-252-4993 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

MetLife Core Plus Fund / R Class Shares - LPCYX

Annual Shareholder Report: October 31, 2025

LPCYX-AR-2025

(b)	Not applicable.

Item 2.	Code of Ethics.

The Registrant (also referred to as the “Trust”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The Registrant’s audit committee financial experts are Thomas P. Lemke and Jay Nadel, and each of Mr. Lemke and Mr. Nadel are “independent”, as that term is defined in Form N-CSR Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to The Advisors’ Inner Circle Fund III (the aforementioned “Trust”).

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE October 31, 2025			FYE October 31, 2024
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$584,911	None	None	$734,463	None	None
(b)	Audit-Related Fees	None	None	$7,712,106(2)	None	None	None
(c)	Tax Fees	None	None	$6,540,150(3)	None	None	$559,700(4)
(d)	All Other Fees	None	None	$1,304,150(5)	None	None	$10,530(6)

Fees billed by Cohen & Company, Ltd. (“Cohen & Co”) relate to the Trust.

Cohen & Co billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE October 31, 2025			FYE October 31, 2024
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$52,000	None	None	None	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(2)

Audit-related services performed in a period prior to the adoption of a new accounting standard, for the Penn Mutual ICC. Providing audit related services for other Natixis entities in the ICC, for the RWC Partners ICC.

(3)

Preparation of K1's for tax filings for other entities in the Penn Mutual ICC, for the Penn Mutual ICC. Includes fees for tax compliance services to other Natixis entities in the ICC, for the RWC Partners ICC.

(4)	Tax return preparation fees for affiliates of the Funds.

(5)	Includes fees for licensing of online accounting research tools and other checklist templates, for the Penn Mutual ICC. Provision of other non-audit services including preparing benchmark reports, regulatory training and gap analysis reviews, for the RWC Partners ICC.

(6)	Non-audit fees consist of SSAE No. 18 report over investment management activities and non-statutory audit reports of Legal & General Investment Management America, Inc.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

(1) require specific pre-approval;

(2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

(3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	FYE October 31, 2025	FYE October 31, 2024
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (Cohen & Co):

	FYE October 31, 2025	FYE October 31, 2024
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f)       Not applicable.

(g)       The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $15,556,406 and $570,230 for 2025 and 2024, respectively.

(g)       The aggregate non-audit fees and services billed by Cohen & Co for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $0 for 2025 and 2024, respectively.

(h)       During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i)       Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j)       Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR § 240.3b-4e.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a)       The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)       Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

The Advisors' Inner Circle Fund III

MetLife Investment Management

MetLife Core Plus Fund

Annual Financials and Other Information
October 31, 2025

Investment Adviser:
MetLife Investment Management, LLC

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

October 31, 2025

TABLE OF CONTENTS

Financial Statements (Form N-CSR Item 7)
Schedule of Investments	1
Statement of Assets and Liabilities	18
Statement of Operations	19
Statements of Changes in Net Assets	20
Financial Highlights	22
Notes to Financial Statements	24
Report of Independent Registered Public Accounting Firm	36
Notice to Shareholders (Unaudited)	37
Other Information (Form N-CSR Items 8-11) (Unaudited)	38

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

October 31, 2025

SCHEDULE OF INVESTMENTS

MORTGAGE-BACKED SECURITIES — 37.8%

	Face Amount	Value
AGENCY MORTGAGE-BACKED OBLIGATIONS — 36.0%
FHLMC
2.000%, 01/01/37 to 05/01/52	$1,297,255	$1,097,421
2.500%, 11/01/51 to 01/01/52	1,867,667	1,622,225
3.000%, 12/01/47	54,422	49,599
3.500%, 11/01/48	240,735	227,344
4.000%, 09/01/48	48,119	46,587
4.500%, 07/01/52 to 11/01/52	1,002,310	991,363
5.000%, 01/01/53 to 05/01/55	1,713,887	1,714,500
5.500%, 01/01/53 to 09/01/55	3,851,563	3,921,241
6.000%, 01/01/53 to 07/01/55	2,194,057	2,271,097
FHLMC Multifamily Structured Pass Through Certificates, Ser Q032, Cl A
4.950%, 11/25/54 (A)	94,480	95,730
FHLMC, Ser 2012-271, Cl 30
3.000%, 08/15/42	27,399	25,531
FHLMC, Ser 2017-356, Cl 300
3.000%, 09/15/47	110,366	100,587
FNMA
1.790%, 08/01/31	166,357	144,973
1.850%, 09/01/35	230,685	204,029
2.000%, 01/01/42 to 12/01/51	4,260,494	3,521,387
2.500%, 06/01/50 to 04/01/52	3,831,114	3,322,108
3.000%, 12/01/31 to 07/01/52	4,491,836	4,094,034
3.040%, 01/01/28	157,283	154,025
3.500%, 07/01/43 to 09/01/52	3,237,470	3,025,710
4.000%, 03/01/48 to 04/01/54	970,334	931,788
4.500%, 06/01/52 to 09/01/52	727,150	723,561
5.000%, 02/01/31 to 05/01/55	4,047,350	4,041,757
5.500%, 12/01/39 to 08/01/54	1,754,641	1,786,385
6.000%, 10/01/53 to 05/01/54	1,404,980	1,442,555
FNMA, Ser 2001-T4, Cl A1
7.500%, 07/25/41	997	1,022

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

October 31, 2025

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
FNMA, Ser 2005-24, Cl ZE
5.000%, 04/25/35	$2,050	$2,094
FNMA, Ser 2012-121, Cl TB
7.000%, 11/25/42	11,156	11,916
FNMA, Ser 2022-57, Cl FA
4.883%, SOFR30A + 0.700%, 09/25/52 (A)	664,881	654,961
GNMA
2.000%, 12/20/50 to 02/20/51	854,741	711,232
2.500%, 04/20/51 to 11/20/51	1,117,330	966,493
3.000%, 04/20/50	214,733	193,695
4.000%, 04/20/49 to 04/20/52	1,115,190	1,068,238
4.421%, 01/20/67 (A)	27,763	27,596
5.000%, 07/20/53	249,169	249,049
GNMA, Ser 2010-H14, Cl BI, IO
1.521%, 07/20/60 (A)	1,692	181
GNMA, Ser 2017-H16, Cl PT
4.686%, 05/20/66 (A)	60	59
UMBS TBA
3.000%, 11/15/42	715,000	633,445
4.000%, 11/12/39	263,000	249,510
		40,325,028
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — 1.8%
BANK, Ser 2022-BNK40, Cl A4
3.390%, 03/15/64 (A)	115,000	107,169
BBCMS Mortgage Trust, Ser 2020-C6, Cl AS
2.840%, 02/15/53	75,000	68,546
Benchmark Mortgage Trust, Ser 2022-B33, Cl A5
3.458%, 03/15/55	185,000	171,877
Benchmark Mortgage Trust, Ser 2022-B35, Cl AS
4.443%, 05/15/55 (A)	205,000	192,886
CSMC LLC, Ser 2014-USA, Cl A2
3.953%, 09/15/37 (B)	125,000	113,828

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

October 31, 2025

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
CSMC Trust, Ser 2021-RPL3, Cl A1
2.000%, 01/25/60 (A) (B)	$319,283	$283,845
GPMT, Ser 2021-FL3, Cl A
5.638%, TSFR1M + 1.614%, 07/16/35 (A) (B)	63,857	63,893
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Cl B
4.347%, 11/15/47 (A)	215,000	199,956
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/60 (A) (B)	190,377	182,877
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C24, Cl C
4.011%, 05/15/48 (A)	92,273	91,628
Sequoia Mortgage Trust, Ser 2018-CH4, Cl B1B
5.070%, 10/25/48 (A) (B)	272,815	273,675
Towd Point Mortgage Trust, Ser 2020-3, Cl A1
3.088%, 02/25/63 (A) (B)	49,056	47,640
WFRBS Commercial Mortgage Trust, Ser 2014-C22, Cl B
4.371%, 09/15/57 (A)	270,000	245,695
		2,043,515
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $43,555,901)		42,368,543

CORPORATE OBLIGATIONS — 35.9%

COMMUNICATION SERVICES — 4.9%
AT&T
3.500%, 06/01/41	240,000	189,890
3.550%, 09/15/55	285,000	195,433
4.900%, 11/01/35	215,000	211,935
5.700%, 11/01/54	215,000	210,582
6.000%, 11/15/34	20,000	20,908
Charter Communications Operating
6.100%, 06/01/29	185,000	193,393

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

October 31, 2025

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
COMMUNICATION SERVICES — continued
Frontier Communications Holdings
6.000%, 01/15/30 (B)	$374,000	$379,251
6.750%, 05/01/29 (B)	106,000	107,068
IHS Holding
5.625%, 11/29/26 (B)	250,000	248,336
Meta Platforms
4.600%, 11/15/32	220,000	221,106
4.875%, 11/15/35	255,000	256,128
5.400%, 08/15/54	155,000	149,257
5.550%, 08/15/64	180,000	174,292
5.625%, 11/15/55	170,000	168,721
Paramount Global
5.900%, 10/15/40	240,000	221,525
6.250%, US0003M + 3.899%, 02/28/57 (A)	225,000	220,500
6.375%, H15T5Y + 3.999%, 03/30/62 (A)	470,000	462,969
Rakuten Group
9.750%, 04/15/29 (B)	445,000	499,125
Time Warner Cable
5.875%, 11/15/40	380,000	355,411
6.550%, 05/01/37	470,000	481,721
7.300%, 07/01/38	115,000	123,467
T-Mobile USA
5.700%, 01/15/56	355,000	350,901
		5,441,919
CONSUMER DISCRETIONARY — 1.3%
Flutter Treasury DAC
6.375%, 04/29/29 (B)	135,000	139,871
Ford Motor Credit
6.054%, 11/05/31	425,000	434,504
General Motors
5.350%, 04/15/28	170,000	174,096
General Motors Financial
5.950%, 04/04/34	310,000	324,174
Resorts World Las Vegas
4.625%, 04/06/31 (B)	270,000	230,171

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

October 31, 2025

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CONSUMER DISCRETIONARY — continued
Stellantis Finance US
5.350%, 03/17/28 (B)	$200,000	$202,987
		1,505,803
CONSUMER STAPLES — 1.7%
Altria Group
5.250%, 08/06/35	210,000	211,796
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc
4.900%, 02/01/46	107,000	100,658
Anheuser-Busch InBev Worldwide
5.450%, 01/23/39	125,000	129,807
BAT Capital
4.390%, 08/15/37	430,000	395,083
4.625%, 03/22/33	255,000	251,922
5.350%, 08/15/32	260,000	269,013
5.834%, 02/20/31	190,000	200,984
Mars
5.200%, 03/01/35 (B)	225,000	230,939
Reynolds American
8.125%, 05/01/40	45,000	53,875
		1,844,077
ENERGY — 3.0%
Civitas Resources
8.375%, 07/01/28 (B)	239,000	246,943
Continental Resources
2.268%, 11/15/26 (B)	320,000	311,955
Greensaif Pipelines Bidco Sarl
6.103%, 08/23/42 (B)	230,000	244,159
Hess
5.800%, 04/01/47	215,000	224,929
6.000%, 01/15/40	485,000	527,984
HF Sinclair
5.000%, 02/01/28	100,000	100,084
MPLX
5.950%, 04/01/55	190,000	184,747
Occidental Petroleum
6.450%, 09/15/36	215,000	228,242

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

October 31, 2025

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY — continued
ONEOK
5.400%, 10/15/35	$270,000	$270,995
Petroleos Mexicanos
7.690%, 01/23/50	275,000	249,370
Raizen Fuels Finance
6.250%, 07/08/32 (B)	310,000	263,500
Saudi Arabian Oil
6.375%, 06/02/55 (B)	200,000	215,619
Tennessee Gas Pipeline
8.375%, 06/15/32	135,000	160,227
Venture Global LNG
9.875%, 02/01/32 (B)	230,000	245,675
		3,474,429
FINANCIALS — 9.5%
Aon North America
5.450%, 03/01/34	295,000	307,357
Avolon Holdings Funding
5.750%, 11/15/29 (B)	410,000	425,101
5.750%, 03/01/29 (B)	160,000	165,242
6.375%, 05/04/28 (B)	160,000	166,684
Bank of America
4.571%, SOFRRATE + 1.830%, 04/27/33 (A)	205,000	204,663
5.288%, SOFRRATE + 1.910%, 04/25/34 (A)	200,000	206,937
5.468%, SOFRRATE + 1.650%, 01/23/35 (A)	440,000	459,639
CI Financial
3.200%, 12/17/30	675,000	607,951
Citibank
5.570%, 04/30/34	170,000	180,327
Citigroup
2.561%, SOFRRATE + 1.167%, 05/01/32 (A)	545,000	492,501
5.174%, SOFRRATE + 1.364%, 02/13/30 (A)	490,000	502,923
8.125%, 07/15/39	165,000	211,575
Constellation Insurance
6.800%, 01/24/30 (B)	380,000	384,336
Credit Suisse Group
7.500%, USSW5 + 4.598%, 06/11/74 (B) (C)	725,000	195,750

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

October 31, 2025

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Deutsche Bank NY
4.999%, SOFRRATE + 1.700%, 09/11/30 (A)	$140,000	$141,828
6.819%, SOFRRATE + 2.510%, 11/20/29 (A)	135,000	144,157
Drawbridge Special Opportunities Fund
5.950%, 09/17/30 (B)	315,000	305,232
Farmers Exchange Capital III
5.454%, TSFR3M + 3.716%, 10/15/54 (A) (B)	405,000	378,284
Farmers Insurance Exchange
7.000%, H15T10Y + 3.864%, 10/15/64 (A) (B)	170,000	176,245
Goldman Sachs Capital I
6.345%, 02/15/34	340,000	364,221
Goldman Sachs Group
2.383%, SOFRRATE + 1.248%, 07/21/32 (A)	410,000	365,362
4.939%, SOFRRATE + 1.330%, 10/21/36 (A)	190,000	189,072
5.536%, SOFRRATE + 1.380%, 01/28/36 (A)	350,000	364,248
HSBC Holdings
5.733%, SOFRRATE + 1.520%, 05/17/32 (A)	370,000	389,641
Jackson Financial
3.125%, 11/23/31	340,000	308,166
JPMorgan Chase
4.810%, SOFRRATE + 1.190%, 10/22/36 (A)	320,000	318,979
5.572%, SOFRRATE + 1.680%, 04/22/36 (A)	225,000	237,177
5.766%, SOFRRATE + 1.490%, 04/22/35 (A)	400,000	426,593
Mercury General
4.400%, 03/15/27	139,000	138,631
Morgan Stanley
1.593%, SOFRRATE + 0.879%, 05/04/27 (A)	265,000	261,413
5.466%, SOFRRATE + 1.730%, 01/18/35 (A)	340,000	353,622
Morgan Stanley MTN
5.250%, SOFRRATE + 1.870%, 04/21/34 (A)	290,000	299,302
5.831%, SOFRRATE + 1.580%, 04/19/35 (A)	185,000	197,253
NTT Finance
5.171%, 07/16/32 (B)	540,000	554,873
Wells Fargo
4.666%, TSFR3M + 0.762%, 01/15/27 (A)	205,000	203,453
		10,628,738

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

October 31, 2025

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
HEALTH CARE — 3.2%
Amgen
5.650%, 03/02/53	$95,000	$94,809
6.375%, 06/01/37	135,000	150,287
Biocon Biologics Global
6.670%, 10/09/29 (B)	240,000	237,314
Centene
3.000%, 10/15/30	175,000	156,125
4.625%, 12/15/29	485,000	470,481
CommonSpirit Health
4.975%, 09/01/35	245,000	243,775
CVS Health
1.875%, 02/28/31	305,000	266,220
5.050%, 03/25/48	565,000	505,188
6.750%, H15T5Y + 2.516%, 12/10/54 (A)	140,000	145,492
HCA
3.500%, 09/01/30	240,000	230,589
3.500%, 07/15/51	305,000	211,253
Horizon Mutual Holdings
6.200%, 11/15/34 (B)	365,000	358,536
PeaceHealth Obligated Group
4.855%, 11/15/32	230,000	232,586
Royalty Pharma
5.200%, 09/25/35	310,000	310,568
		3,613,223
INDUSTRIALS — 2.4%
AerCap Ireland Capital DAC
3.000%, 10/29/28	185,000	178,631
4.950%, 09/10/34	375,000	373,321
6.500%, H15T5Y + 2.441%, 01/31/56 (A)	215,000	222,120
American Airlines Pass Through Trust, Ser 2025-1, Cl A
4.900%, 05/11/38	165,000	165,308
BAE Systems
5.250%, 03/26/31 (B)	220,000	228,673
Boeing
2.196%, 02/04/26	265,000	263,581
6.298%, 05/01/29	340,000	360,699

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

October 31, 2025

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INDUSTRIALS — continued
Delta Air Lines
5.250%, 07/10/30	$360,000	$367,926
Paychex
5.350%, 04/15/32	234,000	242,671
Regal Rexnord
6.050%, 02/15/26	300,000	300,884
		2,703,814
INFORMATION TECHNOLOGY — 2.9%
Broadcom
3.419%, 04/15/33	109,000	101,640
4.800%, 10/15/34	150,000	150,718
4.900%, 07/15/32	230,000	235,130
4.926%, 05/15/37 (B)	277,000	275,805
Dell International
5.100%, 02/15/36	315,000	311,736
Foundry JV Holdco
6.100%, 01/25/36 (B)	400,000	422,544
Intel
3.050%, 08/12/51	150,000	95,063
Oracle
3.600%, 04/01/40	110,000	86,144
3.800%, 11/15/37	540,000	456,829
4.450%, 09/26/30	315,000	312,398
4.800%, 09/26/32	250,000	247,426
5.375%, 09/27/54	130,000	114,282
5.950%, 09/26/55	195,000	184,878
Sprint Capital
8.750%, 03/15/32	195,000	237,227
		3,231,820
MATERIALS — 1.6%
Anglo American Capital
5.750%, 04/05/34 (B)	325,000	341,350
Braskem Netherlands Finance BV
4.500%, 01/31/30 (B)	205,000	82,242
8.000%, 10/15/34 (B)	150,000	61,687

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

October 31, 2025

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
MATERIALS — continued
First Quantum Minerals
7.250%, 02/15/34 (B)	$225,000	$233,665
8.625%, 06/01/31 (B)	560,000	586,486
FMC
8.450%, H15T5Y + 4.366%, 11/01/55 (A)	205,000	198,948
Samarco Mineracao
9.500%, 06/30/31 (B)	267,296	267,293
		1,771,671
REAL ESTATE — 0.5%
Sabra Health Care
3.900%, 10/15/29	245,000	238,107
Scentre Group Trust 2
5.125%, H15T5Y + 4.685%, 09/24/80 (A) (B)	305,000	307,257
		545,364
UTILITIES — 4.9%
AEP Texas
5.850%, 10/15/55	125,000	124,937
Brooklyn Union Gas
6.415%, 07/18/54 (B)	275,000	290,315
Chile Electricity Lux MPC Sarl
6.010%, 01/20/33 (B)	232,700	243,521
Dominion Energy
6.000%, H15T5Y + 2.262%, 02/15/56 (A)	275,000	278,592
6.625%, H15T5Y + 2.207%, 05/15/55 (A)	195,000	203,306
DTE Energy
5.050%, 10/01/35	370,000	368,897
Louisville Gas and Electric
5.450%, 04/15/33	205,000	214,903
NextEra Energy Capital Holdings
5.450%, 03/15/35	490,000	507,365
NiSource
5.350%, 04/01/34	245,000	251,954
Pacific Gas and Electric
2.100%, 08/01/27	355,000	341,203
2.500%, 02/01/31	205,000	183,486
6.100%, 01/15/29	315,000	328,594

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

October 31, 2025

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
UTILITIES — continued
PSEG Power
5.750%, 05/15/35 (B)	$295,000	$308,206
Public Service Company of Oklahoma
5.200%, 01/15/35	167,000	169,021
RWE Finance US
5.125%, 09/18/35 (B)	190,000	187,431
Southern Power
4.900%, 10/01/35	180,000	178,088
Virginia Electric and Power
5.000%, 01/15/34	457,000	462,408
5.000%, 04/01/33	125,000	127,504
Virginia Power Fuel Securitization
5.088%, 05/01/27	137,072	138,441
Vistra Operations
5.250%, 10/15/35 (B)	235,000	233,423
5.700%, 12/30/34 (B)	290,000	297,872
		5,439,467
TOTAL CORPORATE OBLIGATIONS
(Cost $40,718,487)		40,200,325

U.S. TREASURY OBLIGATIONS — 27.5%

U.S. Treasury Bonds
3.000%, 02/15/49	2,915,000	2,205,038
3.125%, 05/15/48 (D)	2,755,000	2,146,640
4.750%, 05/15/55 to 08/15/55	4,780,000	4,843,265
4.875%, 08/15/45	3,015,000	3,105,450
5.000%, 05/15/45	770,000	805,853

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

October 31, 2025

U.S. TREASURY OBLIGATIONS — continued

	Face Amount	Value
U.S. Treasury Notes
3.375%, 09/15/28	$1,470,000	$1,461,042
3.500%, 09/30/27 to 10/15/28	6,113,000	6,097,850
3.625%, 09/30/30 to 10/31/30	3,905,000	3,890,557
3.750%, 06/30/27	1,250,000	1,252,344
3.875%, 05/31/27 to 09/30/32	4,295,000	4,316,774
4.250%, 08/15/35	615,000	622,688
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $30,552,789)		30,747,501

ASSET-BACKED SECURITIES — 9.3%
American Express Credit Account Master Trust, Ser 2024-3, Cl A
4.650%, 07/15/29	265,000	268,467
Aqua Finance Issuer Trust, Ser 2025-B, Cl A
4.790%, 05/17/51 (B)	227,356	228,562
ARI Fleet Lease Trust, Ser 2023-A, Cl A3
5.330%, 02/17/32 (B)	100,000	100,642
ARI Fleet Lease Trust, Ser 2024-A, Cl A2
5.300%, 11/15/32 (B)	49,690	49,978
Avis Budget Rental Car Funding AESOP, Ser 2025-4A, Cl A
4.400%, 02/20/32 (B)	105,000	104,603
BA Credit Card Trust, Ser 2023-A2, Cl A2
4.980%, 11/15/28	275,000	277,803
BBCMS Trust, Ser C32, Cl A5
5.720%, 02/15/62	195,000	208,569
BFLD Commercial Mortgage Trust, Ser 660F, Cl B
5.765%, TSFR1M + 1.800%, 11/15/42 (A) (B)	190,000	190,237
BFLD Commercial Mortgage Trust, Ser 660F, Cl C
6.115%, TSFR1M + 2.150%, 11/15/42 (A) (B)	125,000	125,273
BX Commercial Mortgage Trust, Ser AIRC, Cl A
5.723%, TSFR1M + 1.691%, 08/15/39 (A) (B)	252,773	253,089
BX Trust, Ser GW, Cl A
5.632%, TSFR1M + 1.600%, 07/15/42 (A) (B)	190,000	190,238
Carmax Auto Owner Trust, Ser 2025-4, Cl B
4.420%, 07/15/31	90,000	89,764
Chase Auto Owner Trust, Ser 2025-2A, Cl B
4.320%, 03/25/31 (B)	265,000	263,526

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

October 31, 2025

ASSET-BACKED SECURITIES — continued

Citigroup Commercial Mortgage Trust, Ser GC41, Cl A5
2.869%, 08/10/56	$260,000	$244,050
Citigroup Commercial Mortgage Trust, Ser P6, Cl A5
3.720%, 12/10/49 (A)	55,000	53,797
College Ave Student Loans, Ser 2019-A, Cl A2
3.280%, 12/28/48 (B)	142,183	136,402
College Ave Student Loans, Ser 2021-B, Cl A2
1.760%, 06/25/52 (B)	81,842	74,194
College Ave Student Loans, Ser 2021-B, Cl B
2.420%, 06/25/52 (B)	160,098	146,828
Dell Equipment Finance Trust, Ser 2025-2, Cl C
4.530%, 03/24/31 (B)	250,000	249,780
DLLAA, Ser 2025-1A, Cl A3
4.950%, 09/20/29 (B)	145,000	147,518
Dllad, Ser 2024-1A, Cl A3
5.300%, 07/20/29 (B)	315,000	321,336
Enterprise Fleet Financing, Ser 2023-2, Cl A2
5.560%, 04/22/30 (B)	88,790	89,311
Enterprise Fleet Financing, Ser 2024-3, Cl A2
5.310%, 04/20/27 (B)	71,445	71,791
Enterprise Fleet Financing, Ser 2025-1, Cl A3
4.820%, 02/20/29 (B)	195,000	197,836
HIH Trust, Ser 61P, Cl A
5.874%, TSFR1M + 1.842%, 10/15/41 (A) (B)	334,986	336,033
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/39 (B)	24,926	24,519
HIN Timeshare Trust, Ser 2020-A, Cl A
1.390%, 10/09/39 (B)	172,718	166,924
HPEFS Equipment Trust, Ser 2025-1A, Cl C
4.790%, 09/20/32 (B)	100,000	100,532
Hyundai Auto Lease Securitization Trust, Ser 2025-A, Cl A3
4.830%, 01/18/28 (B)	250,000	252,316
M&T Bank Auto Receivables Trust, Ser 2025-1A, Cl A3
4.730%, 06/17/30 (B)	190,000	192,315
MAD Commercial Mortgage Trust, Ser 11MD, Cl A
4.754%, 10/15/42 (A) (B)	190,000	189,744
MF1, Ser 2025-FL17, Cl A
5.351%, TSFR1M + 1.320%, 02/18/40 (A) (B)	255,000	255,052

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

October 31, 2025

ASSET-BACKED SECURITIES — continued

Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A2
2.600%, 08/15/68 (B)	$168,237	$162,839
Navient Refinance Loan Trust, Ser 2025-B, Cl A
4.720%, 09/15/55 (B)	130,000	129,969
Nelnet Student Loan Trust, Ser 2021-BA, Cl AFL
4.926%, TSFR1M + 0.894%, 04/20/62 (A) (B)	43,943	43,904
Nelnet Student Loan Trust, Ser 2025-CA, Cl A1A
4.670%, 06/22/65 (B)	285,000	283,909
Oceanview Mortgage Trust, Ser 2025-1, Cl AF1
4.983%, SOFR30A + 0.800%, 11/25/54 (A) (B)	163,201	163,320
Oceanview Mortgage Trust, Ser 2025-2, Cl AF1
5.033%, SOFR30A + 0.850%, 04/25/55 (A) (B)	150,641	150,853
Octane Receivables Trust, Ser 2023-1A, Cl A
5.870%, 05/21/29 (B)	12,022	12,035
Rate Mortgage Trust, Ser 2024-J4, Cl A4
6.000%, 12/25/54 (A) (B)	203,814	207,286
RCKT Mortgage Trust, Ser 2025-CES1, Cl A1A
5.653%, 01/25/45 (B) (E)	167,908	169,561
RCKT Mortgage Trust, Ser 2025-CES10, Cl A1A
4.894%, 11/25/55 (B) (E)	325,000	324,526
RCKT Mortgage Trust, Ser 2025-CES2, Cl A1A
5.503%, 02/25/55 (B) (E)	172,291	173,701
RCKT Mortgage Trust, Ser 2025-CES8, Cl A1A
5.148%, 08/25/55 (A) (B)	155,753	156,480
SBA Small Business Investment, Ser 2018-10B, Cl 1
3.548%, 09/10/28	23,919	23,557
SBA Small Business Investment, Ser 2022-10A, Cl 1
2.938%, 03/10/32	86,116	82,538
SBA Small Business Investment, Ser 2025-10A, Cl 1
4.963%, 03/10/35	300,000	304,047
SBA Small Business Investment, Ser 2025-10B, Cl 1
4.532%, 09/10/35	90,000	90,302
SBNA Auto Lease Trust, Ser 2025-A, Cl A3
4.830%, 04/20/28 (B)	175,000	175,969
SCF Equipment Trust, Ser 2025-1A, Cl A2
4.820%, 07/22/30 (B)	66,981	67,161
SFS Auto Receivables Securitization Trust, Ser 2025-3A, Cl B
4.440%, 11/20/31 (B)	250,000	249,328

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

October 31, 2025

ASSET-BACKED SECURITIES — continued

SMB Private Education Loan Trust, Ser 2020-A, Cl A2A
2.230%, 09/15/37 (B)	$58,479	$56,669
SMB Private Education Loan Trust, Ser 2021-B, Cl A
1.310%, 07/17/51 (B)	233,013	219,817
SMB Private Education Loan Trust, Ser 2021-C, Cl APT1
1.390%, 01/15/53 (B)	97,459	89,911
SMB Private Education Loan Trust, Ser 2024-E, Cl A1A
5.090%, 10/16/56 (B)	194,530	200,485
SMB Private Education Loan Trust, Ser 2025-A, Cl A1A
5.130%, 04/15/54 (B)	200,172	203,936
SoFi Consumer Loan Program Trust, Ser 2025-3, Cl C
5.040%, 08/15/34 (B)	220,000	220,519
Sofi Professional Loan Program Trust, Ser 2018-C, Cl A2FX
3.590%, 01/25/48 (B)	65,842	65,377
South Carolina Student Loan, Ser 2015-A, Cl A
5.606%, TSFR1M + 1.614%, 01/25/36 (A)	66,996	67,010
United States Small Business Administration, Ser 2025-25F, Cl 1
5.100%, 06/01/50	200,000	203,696
Verizon Master Trust, Ser 2025-5, Cl B
4.420%, 06/20/31	130,000	130,183
Wells Fargo Commercial Mortgage Trust, Ser 2025-5C4, Cl A3
5.673%, 05/15/58	175,000	183,023
Wells Fargo Commercial Mortgage Trust, Ser 2025-5C4, Cl AS
6.093%, 05/15/58	160,000	167,672
TOTAL ASSET-BACKED SECURITIES
(Cost $10,338,690)		10,380,612

FOREIGN GOVERNMENT BONDS — 0.8%

	Face Amount	Value
MEXICO — 0.8%
Mexico Government International Bond
Callable 10/29/37 @ 100
5.375%, 03/22/33	215,000	214,828
6.625%, 01/29/38	315,000	332,640
7.375%, 05/13/55	275,000	308,507
TOTAL FOREIGN GOVERNMENT BONDS
(Cost $800,646)		855,975

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

October 31, 2025

MUNICIPAL BONDS — 0.5%

	Face Amount	Value
GEORGIA — 0.3%
Georgia State, Municipal Electric Authority, RB, Ser 2010-A
6.637%, 04/01/57	$356,000	$391,088
ARIZONA — 0.2%
Maricopa County Industrial Development Authority, RB Callable 09/01/29 @ 100
7.375%, 10/01/29 (B)	195,000	204,641
TOTAL MUNICIPAL BONDS
(Cost $718,796)		595,729
TOTAL INVESTMENTS — 111.8%
(Cost $126,685,309)		$125,148,685

Open futures contracts held by the Fund at October 31, 2025 are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. 2-Year Treasury Notes	18	Dec-2025	$3,750,870	$3,748,359	$(2,511)
U.S. 5-Year Treasury Notes	80	Dec-2025	8,738,936	8,736,875	(2,061)
U.S. 10-Year Treasury Notes	9	Dec-2025	1,009,562	1,014,047	4,485
			$13,499,368	$13,499,281	$(87)
Short Contracts
Ultra 10-Year U.S. Treasury Notes	(48)	Dec-2025	$(5,488,549)	$(5,543,250)	$(54,701)
			$8,010,819	$7,956,031	$(54,788)

Percentages are based on Net Assets of $111,930,546.

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of these securities at October 31, 2025 was $20,437,499 and represents 18.3% of Net Assets.
(C)	Perpetual security with no stated maturity date.
(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts. The total market value of such securities as of October 31, 2025 was $155,836.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

October 31, 2025

(E)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

Cl — Class

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

H15T5Y — US Treasury Yield Curve Rate T Note Constant Maturity 5 Year Rate

H15T10Y — US Treasury Yield Curve Rate T Note Constant Maturity 10 Year Rate

IO — Interest Only - face amount represents notional amount

LLC — Limited Liability Company

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

SOFR30A — Secured Overnight Financing Rate 30-day Average

SOFRRATE — Secured Overnight Financing Rate

TBA — To Be Announced

TSFR1M — One Month Term Secured Overnight Financing Rate

TSFR3M — Three Month Term Secured Overnight Financing Rate

US0003M — ICE LIBOR USD 3 Month

USSW5 — USD Swap Semi 30/360 5-Year

The following is a summary of the inputs used as of October 31, 2025, in valuing the Fund’s investments carried at value :

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$42,368,543	$—	$42,368,543
Corporate Obligations	—	40,200,325	—	40,200,325
U.S. Treasury Obligations	—	30,747,501	—	30,747,501
Asset-Backed Securities	—	10,380,612	—	10,380,612
Foreign Government Bonds	—	855,975	—	855,975
Municipal Bonds	—	595,729	—	595,729
Total Investments in Securities	$—	$125,148,685	$—	$125,148,685

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$4,485	$–	$–	$4,485
Unrealized Depreciation	(59,273)	–	–	(59,273)
Total Other Financial Instruments	$(54,788)	$–	$–	$(54,788)

*	Futures contracts are valued at the unrealized appreciation(depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

October 31, 2025

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $126,685,309)	$125,148,685
Cash and cash equivalents	3,632,937
Receivable for Investment Securities Sold	1,379,203
Dividends and Interest Receivable	994,368
Reclaims Receivable	9,672
Variation Margin Receivable	1,951
Prepaid Expenses	8,249
Total Assets	131,175,065
Liabilities:
Payable for Capital Shares Redeemed	15,100,000
Payable for Investment Securities Purchased	4,039,697
Payable due to Administrator	10,797
Investment Advisory Fees Payable	3,387
Chief Compliance Officer Fees Payable	1,500
Payable due to Trustees	800
Other Accrued Expenses	88,338
Total Liabilities	19,244,519
Commitments and Contingencies†
Net Assets	$111,930,546
NET ASSETS CONSIST OF:
Paid-in Capital	$171,015,450
Total Accumulated Losses	(59,084,904)
Net Assets	$111,930,546
I Class Shares
Net Assets	$111,930,540
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	12,715,197
Net Asset Value, Offering and Redemption Price Per Share	$8.80
R Class Shares
Net Assets	$6
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	1
Net Asset Value, Offering and Redemption Price Per Share	$7.31	*

†	See Note 5 in the Notes to Financial Statements.

*	Net Assets divided by Shares do not calculate to the stated NAV because Net Assets are shown rounded.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

For the Year Ended

October 31, 2025

STATEMENT OF OPERATIONS

Investment Income:
Interest	$5,190,772
Less: Foreign Taxes Withheld	(1,287)
Total Investment Income	5,189,485
Expenses:
Investment Advisory Fees	433,888
Administration Fees	109,377
Trustees' Fees	15,420
Chief Compliance Officer Fees	8,774
Transfer Agent Fees	80,721
Legal Fees	58,951
Pricing Fees	50,297
Registration Fees	39,876
Audit Fees	28,142
Printing Fees	18,823
Custodian Fees	10,759
Insurance and Other Expenses	32,761
Total Expenses	887,789
Less:
Investment Advisory Fees Waived	(398,772)
Net Expenses	489,017
Net Investment Income	4,700,468
Net Realized Gain (Loss) on:
Investments	(833,639)
Futures Contracts	103,324
Net Realized Loss	(730,315)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	3,315,843
Futures Contracts	(7,733)
Net Change in Unrealized Appreciation	3,308,110

Net Realized and Unrealized Gain	2,577,795

Net Increase in Net Assets Resulting from Operations	$7,278,263

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	October 31,	October 31,
	2025	2024
Operations:
Net Investment Income	$4,700,468	$6,225,710
Net Realized Loss	(730,315)	(9,695,065)
Net Change in Unrealized Appreciation	3,308,110	25,352,665
Net Increase in Net Assets Resulting from Operations	7,278,263	21,883,310
Distributions:
I Class Shares	(4,483,880)	(6,690,249)
Total Distributions	(4,483,880)	(6,690,249)
Capital Share Transactions:
I Class Shares:
Issued	25,905,914	9,960,319
Reinvestment of Dividends	4,483,880	6,690,248
Redeemed	(19,033,816)	(173,382,173)
Increase (Decrease) from I Class Shares Capital Share Transactions	11,355,978	(156,731,606)
R Class Shares:
Issued	—	—
Reinvestment of Dividends	—	—
Redeemed	—	—
Increase from R Class Shares Capital Share Transactions	—	—
Net Increase (Decrease) in Net Assets from Capital Share Transactions	11,355,978	(156,731,606)
Total Increase (Decrease) in Net Assets	14,150,361	(141,538,545)
Net Assets:
Beginning of Year	97,780,185	239,318,730
End of Year	$111,930,546	$97,780,185

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Year Ended	Year Ended
	October 31,	October 31,
	2025	2024
Shares Issued and Redeemed:
I Class Shares:
Issued	3,006,332	1,174,036
Reinvestment of Dividends	520,526	774,979
Redeemed	(2,175,260)	(20,211,028)
Increase (Decrease) in Shares Outstanding from I Class Share Transactions	1,351,598	(18,262,013)
R Class Shares:
Issued	—	—
Reinvestment of Dividends	—	—
Redeemed	—	—
Increase in Shares Outstanding from R Class Share Transactions	—	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	1,351,598	(18,262,013)

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout Each Year

	I Class Shares
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net Asset Value, Beginning of Year	$8.60	$8.08	$8.36	$10.26	$10.42
Income from Operations:
Net Investment Income(1)	0.37	0.34	0.30	0.19	0.12
Net Realized and Unrealized Gain (Loss) on Investments	0.18	0.58	(0.27)	(1.91)	(0.09)
Total from Operations	0.55	0.92	0.03	(1.72)	0.03
Dividends and Distributions from:
Net Investment Income	(0.35)	(0.40)	(0.31)	(0.18)	(0.13)
Net Realized Gains	—	—	—	—	(0.06)
Total Dividends and Distributions	(0.35)	(0.40)	(0.31)	(0.18)	(0.19)
Net Asset Value, End of Year	$8.80	$8.60	$8.08	$8.36	$10.26
Total Return †	6.59%	11.51%	0.19%	(16.88)%	0.30%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$111,931	$97,780	$239,319	$293,030	$302,163
Ratio of Expenses to Average Net Assets (including waivers and reimbursements)‡	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	0.82%	0.71%	0.64%	0.62%	0.64%
Ratio of Net Investment Income to Average Net Assets	4.33%	3.95%	3.54%	2.07%	1.20%
Portfolio Turnover Rate†	198%	310%	254%	329%	463%

Amounts designated as “—” are $0 or round to $0.

(1)	Per share data calculated using average shares method.
†	Total return and portfolio turnover rate are for the period indicated. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.
‡	The share class is expected to run at the expense limit of 0.45%.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

FINANCIAL HIGHLIGHTS (continued)

Selected Per Share Data & Ratios For a Share

Outstanding Throughout Each Year

	R Class Shares
	Year Ended October 31, 2025		Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net Asset Value, Beginning of Year	$7.48		$7.27	$7.68	$9.45	$9.57
Income from Operations:
Net Investment Income(1)	0.35		0.34	0.31	0.22	0.16
Net Realized and Unrealized Gain (Loss) on Investments	(0.17	)(2)	0.27	(0.41)	(1.81)	(0.09)
Total from Operations	0.18		0.61	(0.10)	(1.59)	0.07
Dividends and Distributions from:
Net Investment Income	(0.35)		(0.40)	(0.31)	(0.18)	(0.13)
Net Realized Gains	—		—	—	—	(0.06)
Total Dividends and Distributions	(0.35)		(0.40)	(0.31)	(0.18)	(0.19)
Net Asset Value, End of Year	$7.31		$7.48	$7.27	$7.68	$9.45
Total Return †	2.54%		8.43%	(1.52)%	(16.96)%	0.74%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$—		$—	$—	$—	$—
Ratio of Expenses to Average Net Assets (including waivers and reimbursements)‡	0.45%		0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	0.82	%(3)	0.71%	0.64%	0.62%	0.64%
Ratio of Net Investment Income to Average Net Assets	4.78	%(3)	4.40%	3.99%	2.52%	1.65%
Portfolio Turnover Rate†	198%		310%	254%	329%	463%

Amounts designated as “—” are $0 or round to $0.

(1)	Per share data calculated using average shares method.
(2)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.
(3)	Amounts have been revised to reflect an estimation based on I Class Shares.
†	Total return and portfolio turnover rate are for the period indicated. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.
‡	The share class is expected to run at the expense limit of 0.70% when assets are contributed. Amounts have been revised to reflect an estimation based on I Class Shares.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

October 31, 2025

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under an Agreement and Declaration of Trust, dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 47 funds. The financial statements herein are those of the MetLife Core Plus Fund (the “Fund”). The Fund is diversified and its investment objective is to seek to maximize capital appreciation and income. The Fund invests in a portfolio of investment grade, U.S. fixed income securities of any maturity or duration. The Fund also may invest up to 20% of its net assets in any combination of high yield bonds (also known as “junk bonds”) and non-U.S. fixed income securities, including emerging market bonds. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trust’s fair value procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

October 31, 2025

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2025, there were no such fair valued securities.

In accordance with the authoritative guidance on fair value measurement under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in inactive markets, etc.); and

●	Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

October 31, 2025

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classifications, refer to the Schedule of Investments.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended October 31, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2025, the Fund did not incur any interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund or its agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, while generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statement of Operations, if applicable, once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

October 31, 2025

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the funds managed by the trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Fund will distribute its net investment income quarterly. Distributions from net realized capital gains, if any, are declared and paid annually. All distributions are recorded on ex-dividend date.

Cash and Cash Equivalents — Idle cash may be swept into various money market sweep accounts and is classified as cash equivalents on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

Futures Contracts — The Fund utilized futures contracts during the period ended October 31, 2025. To the extent consistent with its investment objective and strategies, the Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The futures contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of October 31, 2025.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

October 31, 2025

Segment Reporting — In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of the Fund’s Adviser acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective which is executed by the Fund’s portfolio manager. The financial information in the form of the Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the accompanying Statement of Operations.

3. Derivative Transactions:

The following tables include the Fund’s exposure by type of risk on derivatives held as of year-end and throughout the year.

The fair value of derivative instruments as of October 31, 2025, was as follows:

Asset Derivatives				Liability Derivatives
Statement of Assets and Liabilities		Fair Value		Statement of Assets and Liabilities		Fair Value
Interest Rate contracts	Net Assets – Unrealized appreciation on Futures Contracts	$4,485	*	Interest Rate contracts	Net Assets – Unrealized depreciation on Futures Contracts	$(59,273	)*
Total		$4,485				$(59,273)

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin, if any, is reported within the Statement of Assets & Liabilities.

The effect of derivative instruments on the Statement of Operations for the year ended October 31, 2025, was as follows:

The amount of realized gain (loss) on derivatives recognized in income:

	Futures
	Contracts	Total
Interest Rate Contracts	$103,324	$103,324
Total	$103,324	$103,324

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

October 31, 2025

Change in unrealized appreciation (depreciation) on derivatives recognized in income:

	Futures
	Contracts	Total
Interest Rate Contracts	$(7,733)	$(7,733)
Total	$(7,733)	$(7,733)

The following discloses the volume of the Fund’s futures contracts activity during the year ended October 31, 2025. For the year ended October 31, 2025, the average quarterly notional amount of futures contracts held were as follows:

Average Quarterly Notional Balance Long	$12,315,154
Average Quarterly Notional Balance Short	$(4,612,801)

4. Transactions with Affiliates:

All officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisors and service providers, as required by SEC regulations. The CCO’s services and fees have been approved by, and are reviewed by, the Board. For the year ended October 31, 2025, the Fund paid $15,420 and $8,774 for Trustees' Fees and Chief Compliance Officer Fees, respectively.

5. Administration, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended October 31, 2025, the Fund incurred and paid $109,377 for these services.

The Fund has adopted a shareholder servicing plan that provides that the Fund may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.25% based on the Fund’s R Class Shares’ average net assets. For the period ended October 31, 2025, the R Class Shares incurred no shareholder servicing fees.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under this Agreement.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

SS&C Global Investor & Distribution Solutions, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

October 31, 2025

6. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, MetLife Investment Management, LLC, (the “Adviser”) provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 0.40% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce fees and/or reimburse expenses to the extent necessary to keep the total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.45% of the Fund’s I Class Shares’ average daily net assets and 0.70% of the Fund’s R Class Shares’ average daily net assets until February 28, 2026. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2026. Refer to investment advisory fees waived on the Statement of Operations for fees waived for the period ended October 31, 2025. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the total annual operating expenses and the aforementioned expense limitations to recapture all or a portion of its prior expense limitation reimbursements made during the preceding three-year period. As of October 31, 2025, fees which were previously waived and/or reimbursed by the Adviser which may be subject to possible future recapture to the Adviser were $454,273, expiring in 2026, $456,258, expiring in 2027, and $398,772, expiring in 2028. The Adviser is a wholly owned subsidiary of MetLife, Inc., a publicly held company. During the period ended October 31, 2025, the Funds did not incur any recoupments. Reimbursement of previously waived fees and reimbursed expenses would be recognized as Recovery of Investment Advisory fees previously waived in the Statement of Operations.

7. Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended October 31, 2025, were as follows:

	U.S. Government	Other	Total
Purchases	$189,512,293	$42,201,851	$231,714,144
Sales	169,434,337	38,561,538	207,995,875

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. There are no permanent differences that are credited or charged to Paid-in Capital and Distributable Earnings as of October 31, 2025.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

October 31, 2025

The tax character of dividends and distributions declared during the years ended October 31, were as follows:

	Ordinary Income	Total
2025	$4,483,880	$4,483,880
2024	6,690,249	6,690,249

As of October 31, 2025, the components of accumulated losses on a tax basis were as follows:

Undistributed Ordinary Income	$480,381
Capital Loss Carryforwards Short-Term*	(14,791,207)
Capital Loss Carryforwards Long-Term*	(42,898,115)
Unrealized Depreciation	(1,581,354)
Other Temporary Differences	(294,609)
Total Accumulated Losses	$(59,084,904)

*	The Fund’s utilization of carryforwards will be subject to annual limitations.

For Federal income tax purposes, capital losses incurred may be carried forward and applied against future capital gains. Such capital losses retain their character as either short-term or long-term capital losses. During the year ended October 31, 2025, the Fund did not utilize capital loss carryforwards to offset capital gains.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at October 31, 2025, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$126,730,039	$1,764,806	$(3,346,160)	$(1,581,354)

Tax cost on investment is different than book cost because of wash sales and perpetual bond adjustments.

9. Concentration of Shareholders:

At October 31, 2025, 100% of I Class Shares total shares outstanding were held by two record shareholders and 100% of R Class Shares total shares outstanding were held by one record related party shareholder, owning 10% or greater of the aggregate total shares outstanding. These are comprised of omnibus accounts that are held on behalf of various individual shareholders.

10. Concentration of Risks:

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risks affecting shareholders’ investments in the Fund are set forth below.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation. A decline in the credit rating of an individual security held by the Fund may have an adverse impact on its price. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

October 31, 2025

Interest Rate Risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Liquidity Risk — Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Issuer Risk — The risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Unrated Securities Risk — Debt securities that are not rated by Moody’s, S&P or Fitch may not have an active trading market or may be difficult to value, which means the Fund might have difficulty selling them promptly at an acceptable price.

Call Risk — The risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Prepayment Risk — The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected. Such sooner-than-expected principal payments may reduce the returns of the Fund because of loss of expected future interest payments on the principal amount paid back early and requires the Fund to invest the proceeds at generally lower interest rates.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

October 31, 2025

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations. TBA Transactions involve the additional risk that the value of the mortgage-backed securities to be purchased declines prior to settlement date or the counterparty does not deliver the securities as promised.

Derivatives Risk — The Fund’s use of futures contracts, forward contracts and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk and liquidity risk are described elsewhere in this section. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of forward contracts and swaps is also subject to credit risk and valuation risk. Credit risk is described elsewhere in this section. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to regulatory and economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. Events in the fixed income markets may lead to periods of volatility, liquidity issues and, in some cases, credit downgrades and increased likelihood of default.

Hedging Risk — The Fund may use derivative instruments for hedging purposes. Hedging through the use of these instruments does not eliminate fluctuations in the underlying prices of the securities that the Fund owns or intends to purchase or sell. While entering into these instruments tends to reduce the risk of loss due to a decline in the value of the hedged asset, such instruments also limit any potential gain that may result from the increase in value of the asset. There can be no assurance that any hedging strategy will be effective or that there will be a hedge in place at any given time.

Portfolio Turnover Risk — The Fund may buy and sell securities frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains and will indirectly incur additional expenses related to a fund with a higher portfolio turnover rate.

High Yield Bond Risk — High yield, or “junk,” bonds involve greater risks of default or downgrade and are more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. High-yield bonds also may be less liquid than higher quality investments.

Emerging Markets Securities Risk — Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

October 31, 2025

Foreign Company Risk — Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the SEC and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers.

Currency Risk — As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Country Risk — Investing in companies and governments poses additional risks since political and economic events unique to a country or region may affect those markets and issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Large Purchase and Redemption Risk — Large purchases or redemptions of the Fund’s shares may force the Fund to purchase or sell securities at times when it would not otherwise do so, and may cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.

The foregoing is not intended to be a complete discussion of the risks associated with investing in the Fund. A more complete description of risks associated with the Fund is included in the prospectus and statement of additional information.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

October 31, 2025

11. Indemnifications:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

12. Recent Accounting Pronouncement:

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund's financial statements.

13. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

October 31, 2025

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of MetLife Core Plus Fund and Board of Trustees of Advisors’ Inner Circle Fund III

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of MetLife Core Plus Fund (the “Fund”), a series of Advisors’ Inner Circle Fund III as of October 31, 2025, the related statements of operations, and changes in net assets, and the financial highlights for the year then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations, changes in net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial statements and financial highlights for the years ended October 31, 2024, and prior, were audited by other auditors whose report dated December 20, 2024, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2025.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

December 23, 2025

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

October 31, 2025

(Unaudited)

NOTICE TO SHAREHOLDERS

For shareholders that do not have an October 31, 2025 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2025 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2025, the Fund is designating the following items with regard to distributions paid during the year.

Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate dividends Received Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Interest Related Dividends (4)	Short-Term Capital Gain Dividends (5)
0.00%	100.00%	100.00%	0.00%	0.00%	21.31%	99.47%	0.00%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short-term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)	The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of ordinary income distribution. Interest related dividends are exempt from U.S. withholding tax when paid to foreign investors.

(5)	The percentage of this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short-term capital gain distribution that is exempt from U.S. withholding tax when paid to foreign investors.

The information reported herein may differ from the information and distributions taxable to the shareholder for the calendar year ending December 31, 2025. Complete information will be computed and reported with your 2025 Form 1099-DIV.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

October 31, 2025

(Unaudited)

OTHER INFORMATION (FORM N-CSR ITEMS 8-11)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Effective March 26, 2025, the Audit Committee of the Board of Trustees of The Advisors’ Inner Circle Fund III (the “Trust”) accepted the resignation by Deloitte & Touche LLP (“D&T”) as the independent registered public accounting firm for the MetLife Core Plus Fund (the “Fund”) for the Fund’s fiscal-year-ended October 31, 2025.

D&T’s reports on the financial statements of the Fund as of and for the fiscal-years-ended October 31, 2024, and 2023, did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope, or accounting principles.

During the Fund’s two fiscal-years-ended October 31, 2024, and 2023, and the subsequent interim period through March 26, 2025, there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of D&T, would have caused D&T to make reference to the subject matter of the disagreement in connection with D&T’s reports on the financial statements. In addition, there have been no reportable events of the kind described in item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934 with respect to the Fund.

The Fund has provided D&T with a copy of the foregoing disclosures and have requested that D&T furnish the Fund with a letter addressed to the U.S. Securities and Exchange Commission (the “SEC”) stating whether D&T agrees with the statements made by the Fund, set forth above, and, if not, stating the respects in which D&T does not agree. A copy of the letter from D&T to the SEC is filed as an exhibit to this Form N-CSR.

On March 26, 2025, the Audit Committee of the Trust’s Board of Trustees approved, and the Trust’s Board of Trustees, based on the recommendation of the Audit Committee, approved, the appointment of Cohen & Company, Ltd. (“Cohen & Co.”) as the Fund’s independent registered public accounting firm for the fiscal-year-ended October 31, 2025.

For the two fiscal-years-ended October 31, 2024, and 2023, and the subsequent interim period through March 26, 2025, neither the Fund, nor anyone on the Fund’s behalf, consulted with Cohen & Co. on items which: (1) concerned the application of accounting principles to a specific transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements, and no written report or oral advice was provided to the Fund that Cohen & Co. concluded was an important factor considered by the Fund in reaching a decision as to any accounting, auditing, or financial reporting issue; or (2) concerned the subject of a disagreement (as defined in paragraph (a)(1)(v) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

At a Special Meeting of Shareholders held on June 11, 2025, shareholders of the Advisors’ Inner Circle III Trust elected Trustees.

All Nominees receiving a plurality of the votes cast at the Meeting with respect to a Trust will be elected as Trustees of the Trust, provided that thirty-three and one third percent (33 1/3%) of the shares of the Trust entitled to vote are present in person or by proxy at the Meeting. The election of Trustees for one Trust is not contingent on the election of Trustees for the other Trust. With a plurality vote, the Nominees who receive the highest number of votes will be elected, even if they receive votes from less than a majority of the votes cast. Because the Nominees are running unopposed, assuming a quorum is present, all Nominees are expected to be elected as Trustees, as all Nominees who receive a single vote in his other favor will be elected, while votes not cast or votes to withhold (or abstentions) will have no effect on the election outcome.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund
October 31, 2025

(Unaudited)

	Votes For	Votes Withheld	Proposal Passing
John G. Alshefski	1,662,873,478	5,330,326	Yes
Jon C. Hunt	1,574,558,027	93,645,777	Yes
Thomas P. Lemke	1,627,701,282	40,502,522	Yes
Nichelle Maynard-Elliott	1,642,537,284	25,666,520	Yes
Jay C. Nadel	1,647,431,408	20,772,396	Yes
Randall S. Yanker	1,627,734,666	40,469,138	Yes

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

MetLife Core Plus Fund

P.O. Box 219009

Kansas City, MO 64121-9009

1-800-252-4993

Adviser:

MetLife Investment Management, LLC

One MetLife Way

Whippany, NJ 07981

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

1835 Market Street, Suite 310

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

MIM-AR-001-0600

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b)       There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Change in Registrant’s Independent Public Accountant attached hereto.

(a)(5)(ii) Letter from former accountant pursuant to Item 304(a) under Regulation S-K is attached hereto.

(b)       Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: March 20, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: March 20, 2026

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: March 20, 2026